Shareholder Report, Line Graph And Average Annual Return (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
BNY Mellon AMT-Free Municipal Bond Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 4.50%
Account Value	$ 11,876	$ 11,876	$ 11,876	$ 11,162	$ 10,998	$ 12,138	$ 11,729	$ 11,454	$ 10,567	$ 10,525	$ 10,513	$ 9,816	$ 9,550
Average Annual Return, Percent	1.62%	(0.20%)	1.74%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	6.40%	0.73%	2.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 11,530	$ 11,530	$ 11,530	10,922	10,853	12,059	11,740	11,552	10,738	10,776	10,845	10,202	10,000
Average Annual Return, Percent	4.57%	(0.03%)	1.44%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	5.57%	(0.03%)	1.44%
BNY Mellon AMT-Free Municipal Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 12,741	$ 12,741	$ 12,741	11,945	11,750	12,925	12,466	12,144	11,176	11,096	11,064	10,298	10,000
Average Annual Return, Percent	6.66%	0.97%	2.45%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 1,283,195	$ 1,283,195	$ 1,283,195	1,202,732	1,182,860	1,300,990	1,254,571	1,221,350	1,123,494	1,114,135	1,109,033	1,030,700	1,000,000
Average Annual Return, Percent	6.69%	0.99%	2.52%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z Shares
Account Value	$ 12,715	$ 12,715	$ 12,715	11,922	11,728	12,913	12,450	12,131	11,166	11,097	11,059	10,303	10,000
Average Annual Return, Percent	6.65%	0.94%	2.43%
BNY Mellon AMT-Free Municipal Bond Fund | Bloomberg U.S. Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,709	$ 12,709	$ 12,709	11,979	11,779	12,891	12,467	12,076	11,107	11,053	10,957	10,252	10,000
Average Annual Return, Percent	6.09%	1.02%	2.43%
BNY Mellon High Yield Municipal Bond Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 4.50%
Account Value	$ 13,233	$ 13,233	$ 13,233	12,072	12,321	14,241	12,938	13,032	12,130	11,433	11,235	9,968	9,550
Average Annual Return, Percent	4.73%	(0.61%)	2.84%
BNY Mellon High Yield Municipal Bond Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	9.62%	0.31%	3.32%
BNY Mellon High Yield Municipal Bond Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 12,824	$ 12,824	$ 12,824	11,790	12,140	14,131	12,937	13,141	12,325	11,704	11,590	10,358	10,000
Average Annual Return, Percent	7.77%	(0.49%)	2.52%
BNY Mellon High Yield Municipal Bond Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	8.77%	(0.49%)	2.52%
BNY Mellon High Yield Municipal Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 14,192	$ 14,192	$ 14,192	12,915	13,153	15,160	13,751	13,819	12,830	12,062	11,825	10,463	10,000
Average Annual Return, Percent	9.89%	0.53%	3.56%
BNY Mellon High Yield Municipal Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 1,421,262	$ 1,421,262	$ 1,421,262	1,293,232	1,317,742	1,518,136	1,375,746	1,382,243	1,283,539	1,206,674	1,182,666	1,046,700	1,000,000
Average Annual Return, Percent	9.90%	0.56%	3.58%
BNY Mellon High Yield Municipal Bond Fund | Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z Shares
Account Value	$ 14,044	$ 14,044	$ 14,044	12,793	13,041	15,047	13,648	13,737	12,768	12,017	11,795	10,458	10,000
Average Annual Return, Percent	9.78%	0.44%	3.45%
BNY Mellon High Yield Municipal Bond Fund | Bloomberg U.S. Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,709	$ 12,709	$ 12,709	$ 11,979	$ 11,779	$ 12,891	$ 12,467	$ 12,076	$ 11,107	$ 11,053	$ 10,957	$ 10,252	$ 10,000
Average Annual Return, Percent	6.09%	1.02%	2.43%